OMB APPROVAL

OMB Number: 3235-0578

Expires: January 31, 2016

Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08934

Voya Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Strategic Allocation Conservative Portfolio

Voya Strategic Allocation Growth Portfolio

Voya Strategic Allocation Moderate Portfolio

The schedules are not audited.

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.9%
6,826	iShares Barclays 20+ Year Treasury Bond Fund	$892,090	1.0
9,565	iShares iBoxx High Yield Corporate Bond Fund	866,685	1.0
8,520	SPDR Trust Series 1	1,758,783	1.9

	Total Exchange-Traded Funds
	(Cost $3,417,268)	3,517,558	3.9

MUTUAL FUNDS: 92.7%
	Affiliated Investment Companies: 92.7%
89,039	Voya Floating Rate Fund - Class I	900,183	1.0
1,108,835	Voya High Yield Bond Fund - Class I	9,025,914	10.0
3,257,388	Voya Intermediate Bond Fund - Class R6	33,290,510	37.0
738,472	Voya International Index Portfolio - Class I	7,288,715	8.1
452,792	Voya Large Cap Growth Portfolio - Class I	9,463,358	10.5
667,298	Voya Large Cap Value Portfolio - Class I	8,387,938	9.3
114,483	Voya MidCap Opportunities Portfolio - Class I	1,828,299	2.0
138,372	Voya Multi-Manager Mid Cap Value Fund - Class I	1,801,608	2.0
100,164	Voya RussellTM Mid Cap Index Portfolio - Class I	1,797,949	2.0
355,593	Voya Short Term Bond Fund - Class R6	3,548,823	3.9
236,343	Voya U.S. Stock Index Portfolio - Class I	3,500,233	3.9
211,167	VY® Clarion Global Real Estate Portfolio - Class I	2,709,269	3.0

	Total Mutual Funds
	(Cost $71,719,164)	83,542,799	92.7

	Total Investments in Securities (Cost $75,136,432)	$87,060,357	96.6
	Assets in Excess of Other Liabilities	3,034,788	3.4
	Net Assets	$90,095,145	100.0

Cost for federal income tax purposes is $76,408,731.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$11,957,830
Gross Unrealized Depreciation	(1,306,204)

Net Unrealized Appreciation	$10,651,626

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,517,558	$–	$–	$3,517,558
Mutual Funds	83,542,799	–	–	83,542,799
Total Investments, at fair value	$87,060,357	$–	$–	$87,060,357
Other Financial Instruments+
Futures	18,796	–	–	18,796
Total Assets	$87,079,153	$–	$–	$87,079,153

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$892,623	$31,669	$(34,375)	$10,266	$900,183	$8,473	$(475)	$-
Voya High Yield Bond Fund - Class I	8,919,950	424,104	(445,035)	126,895	9,025,914	122,605	(4,346)	-
Voya Intermediate Bond Fund - Class R6	33,036,234	1,085,426	(1,252,221)	421,071	33,290,510	229,502	2,048	-
Voya International Index Portfolio - Class I	7,003,047	185,563	(267,544)	367,649	7,288,715	-	3,649	-
Voya Large Cap Growth Portfolio - Class I	9,189,111	243,551	(330,774)	361,470	9,463,358	-	25,167	-
Voya Large Cap Value Portfolio - Class I	8,442,499	220,356	(308,901)	33,984	8,387,938	-	13,141	-
Voya MidCap Opportunities Portfolio - Class I	1,758,024	46,391	(63,822)	87,706	1,828,299	-	3,977	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,755,197	46,391	(66,439)	66,459	1,801,608	-	1,360	-
Voya RussellTM Mid Cap Index Portfolio - Class I	1,752,082	46,391	(59,597)	59,073	1,797,949	-	8,202	-
Voya Short Term Bond Fund - Class R6	3,563,385	110,342	(136,037)	11,133	3,548,823	17,595	(440)	-
Voya U.S. Stock Index Portfolio - Class I	3,554,832	185,563	(272,779)	32,617	3,500,233	-	(1,586)	-
VY® Clarion Global Real Estate Portfolio - Class I	2,636,734	69,586	(84,788)	87,737	2,709,269	-	16,909	-
	$82,503,718	$2,695,333	$(3,322,312)	$1,666,060	$83,542,799	$378,175	$67,606	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2015, the following futures contracts were outstanding for Voya Strategic Allocation Conservative Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	14	06/11/15	$1,801,726	$18,796
			$1,801,726	$18,796

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Strategic Allocation Conservative Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$18,796
Total Asset Derivatives		$18,796

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.9%
11,767	iShares Barclays 20+ Year Treasury Bond Fund	$1,537,829	1.0
14,973	SPDR Trust Series 1	3,090,877	1.9

	Total Exchange-Traded Funds
	(Cost $4,421,898)	4,628,706	2.9

MUTUAL FUNDS: 93.8%
	Affiliated Investment Companies: 93.8%
581,341	Voya Emerging Markets Index Portfolio - Class I	6,336,619	4.0
315,191	Voya Floating Rate Fund - Class I	3,186,577	2.0
1,179,755	Voya High Yield Bond Fund - Class I	9,603,208	6.0
467,486	Voya Intermediate Bond Fund - Class R6	4,777,711	3.0
2,777,767	Voya International Index Portfolio - Class I	27,416,559	17.2
1,335,942	Voya Large Cap Growth Portfolio - Class I	27,921,178	17.5
2,051,356	Voya Large Cap Value Portfolio - Class I	25,785,547	16.2
354,691	Voya MidCap Opportunities Portfolio - Class I	5,664,414	3.5
428,721	Voya Multi-Manager Mid Cap Value Fund - Class I	5,581,948	3.5
797,988	Voya RussellTM Mid Cap Index Portfolio - Class I	14,323,881	9.0
264,100	Voya Small Company Portfolio - Class I	6,399,147	4.0
633,423	Voya U.S. Stock Index Portfolio - Class I	9,380,993	5.9
249,146	VY® Clarion Global Real Estate Portfolio - Class I	3,196,543	2.0

	Total Mutual Funds
	(Cost $111,515,696)	149,574,325	93.8

	Total Investments in Securities (Cost $115,937,594)	$154,203,031	96.7
	Assets in Excess of Other Liabilities	5,200,166	3.3
	Net Assets	$159,403,197	100.0

Cost for federal income tax purposes is $120,831,895.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$38,294,592
Gross Unrealized Depreciation	(4,923,456)

Net Unrealized Appreciation	$33,371,136

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,628,706	$–	$–	$4,628,706
Mutual Funds	149,574,325	–	–	149,574,325
Total Investments, at fair value	$154,203,031	$–	$–	$154,203,031
Other Financial Instruments+
Futures	33,752	–	–	33,752
Total Assets	$154,236,783	$–	$–	$154,236,783

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$6,217,460	$79,600	$(115,077)	$154,636	$6,336,619	$-	$(9,132)	$-
Voya Floating Rate Fund - Class I	3,135,285	69,741	(53,719)	35,270	3,186,577	29,942	(746)	-
Voya High Yield Bond Fund - Class I	9,397,211	289,329	(215,223)	131,891	9,603,208	130,169	(3,332)	-
Voya Intermediate Bond Fund - Class R6	4,704,385	92,248	(79,506)	60,584	4,777,711	32,880	(48)	-
Voya International Index Portfolio - Class I	26,138,125	338,301	(457,753)	1,397,886	27,416,559	-	(7,484)	-
Voya Large Cap Growth Portfolio - Class I	26,899,456	348,251	(449,517)	1,122,988	27,921,178	-	13,995	-
Voya Large Cap Value Portfolio - Class I	25,751,045	328,351	(442,267)	148,418	25,785,547	-	(5,241)	-
Voya MidCap Opportunities Portfolio - Class I	5,403,520	69,650	(90,374)	281,618	5,664,414	-	2,328	-
Voya Multi-Manager Mid Cap Value Fund - Class I	5,394,777	69,650	(91,953)	209,474	5,581,948	-	749	-
Voya RussellTM Mid Cap Index Portfolio - Class I	13,847,895	179,100	(224,931)	521,817	14,323,881	-	13,446	-
Voya Small Company Portfolio - Class I	6,166,330	79,600	(103,204)	256,421	6,399,147	-	2,742	-
Voya U.S. Stock Index Portfolio - Class I	9,364,727	199,000	(268,075)	85,341	9,380,993	-	(3,211)	-
VY® Clarion Global Real Estate Portfolio - Class I	3,087,284	39,800	(48,836)	118,295	3,196,543	-	4,137	-
	$145,507,500	$2,182,621	$(2,640,435)	$4,524,639	$149,574,325	$192,991	$8,203	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2015, the following futures contracts were outstanding for Voya Strategic Allocation Growth Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	25	06/11/15	$3,217,368	$33,752
			$3,217,368	$33,752

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Strategic Allocation Growth Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$33,752
Total Asset Derivatives		$33,752

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
11,762	iShares Barclays 20+ Year Treasury Bond Fund	$1,537,176	1.0
14,885	SPDR Trust Series 1	3,072,710	2.0

	Total Exchange-Traded Funds
	(Cost $4,404,164)	4,609,886	3.0

MUTUAL FUNDS: 93.7%
	Affiliated Investment Companies: 93.7%
425,448	Voya Emerging Markets Index Portfolio - Class I	4,637,382	3.0
307,627	Voya Floating Rate Fund - Class I	3,110,112	2.0
1,144,436	Voya High Yield Bond Fund - Class I	9,315,711	6.0
3,497,875	Voya Intermediate Bond Fund - Class R6	35,748,282	23.0
1,754,558	Voya International Index Portfolio - Class I	17,317,486	11.1
1,080,377	Voya Large Cap Growth Portfolio - Class I	22,579,881	14.5
1,637,642	Voya Large Cap Value Portfolio - Class I	20,585,158	13.2
346,199	Voya MidCap Opportunities Portfolio - Class I	5,528,806	3.6
418,325	Voya Multi-Manager Mid Cap Value Fund - Class I	5,446,593	3.5
173,049	Voya RussellTM Mid Cap Index Portfolio - Class I	3,106,239	2.0
257,700	Voya Small Company Portfolio - Class I	6,244,082	4.0
610,289	Voya U.S. Stock Index Portfolio - Class I	9,038,378	5.8
243,168	VY® Clarion Global Real Estate Portfolio - Class I	3,119,851	2.0

	Total Mutual Funds
	(Cost $116,649,472)	145,777,961	93.7

	Total Investments in Securities (Cost $121,053,636)	$150,387,847	96.7
	Assets in Excess of Other Liabilities	5,182,974	3.3
	Net Assets	$155,570,821	100.0

Cost for federal income tax purposes is $123,333,869.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$29,436,954
Gross Unrealized Depreciation	(2,382,976)

Net Unrealized Appreciation	$27,053,978

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,609,886	$–	$–	$4,609,886
Mutual Funds	145,777,961	–	–	145,777,961
Total Investments, at fair value	$150,387,847	$–	$–	$150,387,847
Other Financial Instruments+
Futures	32,597	–	–	32,597
Total Assets	$150,420,444	$–	$–	$150,420,444

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$4,629,169	$46,466	$(158,982)	$120,729	$4,637,382	$-	$(13,293)	$-
Voya Floating Rate Fund - Class I	3,112,560	60,562	(98,386)	35,376	3,110,112	29,585	(1,258)	-
Voya High Yield Bond Fund - Class I	9,324,836	252,228	(393,753)	132,400	9,315,711	128,350	(5,245)	-
Voya Intermediate Bond Fund - Class R6	35,804,638	602,836	(1,113,997)	454,805	35,748,282	249,076	2,961	-
Voya International Index Portfolio - Class I	16,789,381	170,377	(529,403)	887,131	17,317,486	-	4,794	-
Voya Large Cap Growth Portfolio - Class I	22,125,544	224,588	(644,243)	873,992	22,579,881	-	59,926	-
Voya Large Cap Value Portfolio - Class I	20,916,944	209,099	(635,448)	94,563	20,585,158	-	20,157	-
Voya MidCap Opportunities Portfolio - Class I	5,364,162	54,211	(157,560)	267,993	5,528,806	-	12,413	-
Voya Multi-Manager Mid Cap Value Fund - Class I	5,355,490	54,211	(165,606)	202,498	5,446,593	-	4,366	-
Voya RussellTM Mid Cap Index Portfolio - Class I	3,054,877	30,978	(83,106)	103,490	3,106,239	-	14,022	-
Voya Small Company Portfolio - Class I	6,121,410	61,955	(180,340)	241,057	6,244,082	-	13,913	-
Voya U.S. Stock Index Portfolio - Class I	9,288,137	154,888	(485,693)	81,046	9,038,378	-	(59)	-
VY® Clarion Global Real Estate Portfolio - Class I	3,064,827	30,978	(77,867)	101,913	3,119,851	-	19,260	-
	$144,951,975	$1,953,377	$(4,724,384)	$3,596,993	$145,777,961	$407,011	$131,957	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2015, the following futures contracts were outstanding for Voya Strategic Allocation Moderate Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	24	06/11/15	$3,088,673	$32,597
			$3,088,673	$32,597

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Strategic Allocation Moderate Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$32,597
Total Asset Derivatives		$32,597

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Strategic Allocation Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 28, 2015